Fair value option (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Option of Consolidated Investment Management Funds at Fair Value

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)	Dec. 31,	Dec. 31,
	2011	2010
Assets of consolidated investment management funds:
Trading assets	$10,751	$14,121
Other assets	596	645
Total assets of consolidated investment management funds	$11,347	$14,766
Liabilities of consolidated investment management funds:
Trading liabilities	$10,053	$13,561
Other liabilities	32	2
Total liabilities of consolidated investment management funds	$10,085	$13,563
Non-redeemable noncontrolling interests of consolidated investment management funds	$670	$699

Fair Value Option - Changes in Fair Value Included in Foreign Exchange and Other Trading Activities

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2011	2010
Long-term debt (a)	$(57)	$(29)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.